NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Foreign Currency Translation: Schedule of Currency Exchange Rates (Details)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Exchange Rate, US$ to RMB, Year-end spot	6.6181	6.7780	6.6434
Exchange Rate, US$ to RMB, Average	6.5020	6.8118	6.4416